Business Changes and Developments Business Changes and Developments (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Goodwill
Goodwill associated with the Company's acquisitions is as follows:

	Investment Banking	Investment Management	Total
Balance at December 31, 2014	$114,007	$104,225	$218,232
Acquisitions	5,476	—	5,476
Impairment of Goodwill	—	(28,500)	(28,500)
Deconsolidation of Atalanta Sosnoff	—	(27,274)	(27,274)
Foreign Currency Translation and Other	(4,207)	2,734	(1,473)
Balance at December 31, 2015 (1)	115,276	51,185	166,461
Foreign Currency Translation and Other	(787)	(4,713)	(5,500)
Balance at December 31, 2016 (1)	$114,489	$46,472	$160,961

(1)	The amount of the Company's goodwill before accumulated impairment losses of $28,500 was $189,461 and $194,961 at December 31, 2016 and 2015, respectively.

Schedule of Finite-Lived Intangible Assets
Intangible assets associated with the Company's acquisitions are as follows:

	December 31, 2016
	Gross Carrying Amount			Accumulated Amortization
	Investment Banking	Investment Management	Total	Investment Banking	Investment Management	Total

Client Related	$44,311	$3,830	$48,141	$21,110	$1,586	$22,696
Non-compete/Non-solicit Agreements	—	154	154	—	124	124
Other	5,320	445	5,765	1,647	223	1,870
Total	$49,631	$4,429	$54,060	$22,757	$1,933	$24,690

	December 31, 2015
	Gross Carrying Amount			Accumulated Amortization
	Investment Banking	Investment Management	Total	Investment Banking	Investment Management	Total

Client Related	$50,700	$6,130	$56,830	$17,201	$3,391	$20,592
Non-compete/Non-solicit Agreements	—	169	169	—	108	108
Other	5,320	445	5,765	887	167	1,054
Total	$56,020	$6,744	$62,764	$18,088	$3,666	$21,754

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Based on the intangible assets above, as of December 31, 2016, annual amortization of intangibles for each of the next five years is as follows:

2017	$9,835
2018	$9,201
2019	$7,868
2020	$1,182
2021	$996